Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended					12 Months Ended
	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 11, 2021	Oct. 18, 2022	Mar. 22, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 15, 2021	Dec. 31, 2021	Jan. 14, 2019	Apr. 20, 2018
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 1,000	$ 1,000				$ 1,000	$ 0.001	$ 0.001
Number of shares sold under offering					40,000
Mezzanine equity, convertible preferred stock, shares authorized (in Dollars)				$ 50,600						$ 46,906
Warrant [Member]
Preferred Stock (Details) [Line Items]
Number of shares sold under offering						3,846,153
Common Stock [Member]
Preferred Stock (Details) [Line Items]
Series 7 Preferred Stock converted to common stock									101,334		101,334
Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of shares sold under offering						253,112
Subscription price (in Dollars per share)				$ 920
Original issuance discount percentage				8.00%
Aggregate subscription value (in Dollars)				$ 54,100
Registered Direct Offering [Member] | Warrant [Member]
Preferred Stock (Details) [Line Items]
Number of shares sold under offering				626,667
Series 4 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								10,415	10,415						10,415
Preferred stock, par value (in Dollars per share)															$ 1,000
Series preferred stock conversion (in Dollars per share)															$ 16,740
Preferred stock, shares outstanding								1	1
Series 5 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								12,000	12,000					12,000
Preferred stock, par value (in Dollars per share)														$ 1,000
Series preferred stock conversion (in Dollars per share)														$ 11,238.75
Preferred stock, shares outstanding								126	126
Series 7 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares outstanding									0
Mezzanine equity, convertible preferred stock, shares authorized				58,750							58,750
Par value (in Dollars per share)				$ 0.001
Per share (in Dollars per share)				$ 1,000							$ 1,000
Mezzanine equity, convertible preferred shares, maximum voting power percentage				19.99%
Temporary equity convertible conversion price (in Dollars per share)				$ 93.75
Mezzanine equity, convertible preferred stock, shares authorized (in Dollars)				$ 50,600
Series 7 Preferred Stock converted to common stock											9,500		9,500
Preferred stock, shares authorized			49,250									49,250
Preferred redeemed for cash (in Dollars)	$ 49,300		$ 49,300							$ 49,300
Mezzanine equity, convertible preferred stock, shares outstanding								0	0
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Number of shares sold under offering				58,750
Subscription price (in Dollars per share)				$ 920
Original issuance discount percentage				8.00%
Aggregate subscription value (in Dollars)				$ 54,100
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Preferred Stock (Details) [Line Items]
Number of shares sold under offering				626,667
Series 8 Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234				53,197.7234
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares outstanding								0	0
Number of shares sold under offering		1,503,726	1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940				$ 940
Original issuance discount percentage		6.00%	6.00%				6.00%
Aggregate subscription value (in Dollars)		$ 50,000	$ 50,000				$ 50,000
Mezzanine equity, convertible preferred stock, shares authorized (in Dollars)		$ 46,900	$ 46,900
Preferred stock, shares authorized									53,197.72
Preferred redeemed for cash (in Dollars)									$ 53,200
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)		$ 1,000	$ 1,000				$ 1,000
Mezzanine equity, convertible preferred shares, maximum voting power percentage		19.99%	19.99%				19.99%
Preferred stock, convertible, conversion price (in Dollars per share)		$ 35.38	$ 35.38				$ 35.38
Series 8 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234				53,197.7234
Mezzanine equity, convertible preferred shares, stated value per share (in Dollars per share)		$ 1,000	$ 1,000				$ 1,000
Series 8 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		53,197.7234	53,197.7234				53,197.7234
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001				$ 0.001
Number of shares sold under offering			1,503,726				1,503,726
Subscription price (in Dollars per share)		$ 940	$ 940				$ 940
Original issuance discount percentage		6.00%	6.00%				6.00%
Aggregate subscription value (in Dollars)		$ 50,000	$ 50,000				$ 50,000